SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restated consolidated statements of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash flows from operating activities	$ (268,037)	$ (52,466)	$ (109,176)
Cash flows from investing activities	$ 133,793	394,569	62,742
Previously reported
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash flows from operating activities		454,656	(124,395)
Cash flows from investing activities		(112,553)	77,961
Adjustment | Sale of mining machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash flows from operating activities			15,219
Cash flows from investing activities			$ (15,219)
Adjustment | Disposal of cryptocurrencies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash flows from operating activities		(507,122)
Cash flows from investing activities		$ 507,122